SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of assumptions used to estimate fair values of share options granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

		April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US	$0.03	US	$0.04	US	$0.05

Summary of total share-based compensation expenses

For the six months ended March 31, 2022 and 2023, the total share-based compensation expenses were comprised of the following:

	For the Six Months Ended March 31,
	2022	2023
Selling and marketing expenses	2	12
General and administrative expenses	4	2,273
Research and development expenses	393	22
	399	2,307